Risk management - Spain real estate business concentration information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of portfolio
Financial assets	€ 163,853	€ 176,554	€ 184,596
Spain | Gross carrying amount
Distribution of portfolio
Financial assets	216,741	€ 215,330	€ 204,810
Spain | Real estate operations in Spain | Gross carrying amount
Distribution of portfolio
Financial assets	2,625
Spain | Real estate operations in Spain | Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	180
Spain | Real estate operations in Spain | Gross carrying amount | Of which property collateral
Distribution of portfolio
Financial assets	2,445
Spain | Real estate operations in Spain | Gross carrying amount | Buildings | Of which property collateral
Distribution of portfolio
Financial assets	1,412
Spain | Real estate operations in Spain | Gross carrying amount | Buildings | Residential Property Collateral
Distribution of portfolio
Financial assets	876
Spain | Real estate operations in Spain | Gross carrying amount | Buildings | Non-residential Property Collateral
Distribution of portfolio
Financial assets	536
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Of which property collateral
Distribution of portfolio
Financial assets	969
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Residential Property Collateral
Distribution of portfolio
Financial assets	907
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Non-residential Property Collateral
Distribution of portfolio
Financial assets	62
Spain | Real estate operations in Spain | Gross carrying amount | Land | Of which property collateral
Distribution of portfolio
Financial assets	64
Spain | Real estate operations in Spain | Gross carrying amount | Land | Developed Land Collateral
Distribution of portfolio
Financial assets	46
Spain | Real estate operations in Spain | Gross carrying amount | Land | Undeveloped Land Collateral
Distribution of portfolio
Financial assets	€ 18